Income Taxes - Summary of Domestic and Foreign Components of (Loss) Before Provision for Income Taxes and the Provision for Income Taxes (Detail) - USD ($) $ in Millions	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019
Income Tax Disclosure [Line Items]
Income (Loss) from Continuing Operations before Equity Method Investments, Income Taxes, Noncontrolling Interest	$ (164.3)	$ (124.6)	$ (126.2)
Current:
Current Income Tax Expense (Benefit)	12.1	10.5	12.6
Deferred:
Deferred Income Tax Expense (Benefit)	(18.0)	(16.0)	(16.8)
Total benefit from income taxes	(5.9)	(5.5)	(4.2)
United Kingdom
Income Tax Disclosure [Line Items]
Income (Loss) from Continuing Operations before Equity Method Investments, Income Taxes, Noncontrolling Interest	(125.3)	(118.2)	(96.3)
Current:
Current Income Tax Expense (Benefit)	0.3	0.6	1.1
Deferred:
Deferred Income Tax Expense (Benefit)	0.0	(0.4)	(0.3)
United States
Income Tax Disclosure [Line Items]
Income (Loss) from Continuing Operations before Equity Method Investments, Income Taxes, Noncontrolling Interest	(53.8)	(24.5)	(42.0)
Current:
Current Income Tax Expense (Benefit)	2.4	(6.2)	1.9
Deferred:
Deferred Income Tax Expense (Benefit)	(15.5)	1.3	(7.2)
Other foreign
Income Tax Disclosure [Line Items]
Income (Loss) from Continuing Operations before Equity Method Investments, Income Taxes, Noncontrolling Interest	14.8	18.1	12.1
Current:
Current Income Tax Expense (Benefit)	9.4	16.1	9.6
Deferred:
Deferred Income Tax Expense (Benefit)	$ (2.5)	$ (16.9)	$ (9.3)